Lincoln National Corporation 150 N. Radnor Chester Road Radnor, PA 19087-5221 www.LincolnFinancial.com
Phone: 603-368-7352
Email: Christian.Pfeiffer@lfg.com
VIA EDGAR
July 31, 2026

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
RE:	Registrant:	Lincoln Bain Capital Total Credit Fund (“Trust” or “Registrant”)
	File Nos.:	333-285896 and 811-24066
	PEA No.:	2

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that, i) the forms of Prospectus and Statement of Additional Information for the Registrant have not differed from that contained in the Registrant’s Post-Effective Amendment No. 2 (“PEA 2”) to the Registration Statement, and (ii) the text of the most recent amendment to the Registration Statement was filed electronically on July 28, 2026.
If you have any questions concerning PEA 2, please contact me at the above-referenced email or phone number if you need to discuss this matter.
Sincerely,
/s/Christian A. Pfeiffer Christian A. Pfeiffer, Esq. AVP, Senior Counsel - Funds Management
cc:  Paul T. Chryssikos, Chief Counsel